Derivative Instruments And Hedging Activities (Schedule Of The Effect Of Derivatives On The Financial Statements) (Details) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Interest Rate Swap [Member]
Derivative [Line Items]
Unrealized gain (loss) recognized in NCM, LLC's OCI (Pre-tax)	$ 26.0	$ (9.6)	$ 23.8	$ (9.6)	$ (18.1)	$ (30.3)	$ 9.3
Realized loss recognized in interest on borrowings (Pre-tax)	$ (2.4)	$ (4.9)	$ (7.0)	$ (9.8)	$ (19.5)	$ (19.4)	$ (16.7)